Consolidated Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–134.66%(b)(c)
Aerospace & Defense–2.71%
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.), Incremental Term Loan B-2 (1 mo. Term SOFR + 2.50%)	6.78%	07/01/2031	$542	$539,671
Engineering Research and Consulting LLC, First Lien Term Loan (6 mo. Term SOFR + 5.00%)(d)	9.29%	08/15/2031	1,586	1,568,067
FDH Group Acquisition, Inc.
Delayed Draw Term Loan(d)(e)(f)	0.00%	10/21/2031	1,361	1,354,150
Term Loan B (1 mo. Term SOFR + 4.75%)(d)(e)	9.08%	10/21/2031	3,630	3,613,294
Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.86%)	8.19%	04/30/2028	1,195	1,165,476
Greenrock Finance, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	07/06/2029	137	137,245
KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	09/22/2028	1,104	1,099,613
NAC Aviation 8 Ltd. (Ireland), Revolver Loan(d)(f)	0.00%	12/31/2026	1,826	1,826,168
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.85%)	8.18%	02/01/2028	1,857	1,613,067
Propulsion (BC) Newco LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	09/14/2029	978	981,026
Rand Parent LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	03/18/2030	1,718	1,689,027
				15,586,804
Air Transport–1.29%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.)
Term Loan B (3 mo. Term SOFR + 2.25%)	6.52%	04/20/2028	4,459	4,419,177
Term Loan B(g)	–	05/07/2032	595	598,607
Stonepeak Nile Parent LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	9.25%	02/15/2032	2,421	2,420,373
				7,438,157
Automotive–4.46%
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.44%	04/06/2028	450	436,433
Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.11%)(d)	7.44%	12/17/2028	187	187,285
Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)(d)	10.33%	08/30/2030	1,475	1,412,800
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 03/08/2024-10/16/2024; Cost $1,213,591)(h)	9.54%	03/30/2027	1,223	1,185,145
First Lien Term Loan (3 mo. Term SOFR + 5.26%) (Acquired 01/04/2024-10/17/2024; Cost $1,144,967)(h)	9.54%	03/30/2027	1,152	1,116,149
Highline Aftermarket Acquisition LLC, Term Loan B (1 mo. Term SOFR + 3.50%)(d)	7.83%	02/15/2030	2,343	2,351,630
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.83%	04/23/2031	3,132	3,115,210
M&D Distributors
Delayed Draw Term Loan (3 mo. Term SOFR + 5.40%)(d)(e)	9.73%	08/31/2028	2,329	2,284,483
Revolver Loan(d)(e)(f)	0.00%	08/31/2028	887	869,820
Revolver Loan (3 mo. Term SOFR + 5.40%)(d)(e)	9.73%	08/31/2028	295	289,939
Term Loan (3 mo. Term SOFR + 5.40%)(d)(e)	9.73%	08/31/2028	6,593	6,467,979
Mavis Tire Express Services Topco Corp., Term Loan B (3 mo. Term SOFR + 3.00%)	7.33%	05/04/2028	3,390	3,367,142
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/11/2031	622	623,958
PowerStop LLC, Term Loan B (3 mo. Term SOFR + 4.85%)	9.13%	01/24/2029	1,173	884,964
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 3.00%)	7.30%	07/16/2031	1,030	1,029,855
Wand Newco 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	01/30/2031	82	81,252
				25,704,044
Beverage & Tobacco–1.05%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.32%	07/31/2028	4,002	3,983,372
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Beverage & Tobacco–(continued)
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 6.25%) (Acquired 04/17/2024-05/07/2024; Cost $1,137,370)(d)(h)	10.51%	04/05/2028	$1,191	$488,553
Term Loan (3 mo. Term SOFR + 1.76%) (Acquired 01/06/2025-03/03/2025; Cost $381,795)(d)(h)	6.09%	01/03/2026	409	378,376
Term Loan (3 mo. Term SOFR + 3.76%) (Acquired 04/15/2024; Cost $2,562,697)(d)(h)	8.02%	04/05/2028	2,712	1,111,842
Term Loan (3 mo. Term SOFR + 3.76%) (Acquired 04/15/2024-04/15/2025; Cost $2,169,258)(h)	9.52%	04/05/2028	2,753	63,678
				6,025,821
Brokers, Dealers & Investment Houses–0.40%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	08/02/2028	634	632,678
Orion US Finco (OSTTRA)
Term Loan B(g)	–	05/20/2032	1,246	1,248,621
Term Loan B(g)	–	05/20/2033	416	417,237
				2,298,536
Building & Development–4.51%
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan B (1 mo. Term SOFR + 2.60%)	7.83%	08/27/2025	136	136,392
Term Loan B(d)(g)	–	05/28/2030	2,670	2,650,269
Chariot Buyer LLC, First Lien Term Loan (1 mo. Term SOFR + 3.35%)	7.68%	11/03/2028	1,927	1,922,498
Empire Today LLC
Term Loan (3 mo. Term SOFR + 5.26%)(d)	9.54%	08/03/2029	4,636	2,063,192
Term Loan A (3 mo. Term SOFR + 5.76%)(d)	10.04%	08/03/2029	1,383	1,258,067
Term Loan B (3 mo. Term SOFR + 5.76%)(d)	10.04%	08/03/2029	1,378	1,254,331
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	06/17/2031	863	864,859
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.76%)	8.06%	12/22/2028	515	517,127
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	11.31%	12/21/2029	593	594,827
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.60%)	7.88%	04/01/2028	2,129	1,444,437
IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	10/02/2028	1,170	1,169,265
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.85%)	9.18%	02/16/2029	3,941	3,748,390
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	8.55%	04/29/2029	1,765	1,601,906
OmniMax International LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.73%)(d)(e)	10.08%	12/06/2031	1,180	1,157,230
Term Loan B (3 mo. USD LIBOR + 5.75%)(d)(e)	10.03%	12/06/2031	3,820	3,746,770
QXO / Beacon Roofing, Term Loan B (3 mo. Term SOFR + 3.00%)	7.28%	04/23/2032	1,126	1,130,513
TAMKO Building Products LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	7.08%	09/20/2030	727	729,113
				25,989,186
Business Equipment & Services–21.63%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. Term SOFR + 3.85%)	8.18%	05/12/2028	2,730	2,737,325
Alter Domus (Chrysaor Bidco S.a.r.l.) (Luxembourg)
Delayed Draw Term Loan(f)	0.00%	10/31/2031	43	42,806
Term Loan B (3 mo. Term SOFR + 3.50%)	7.24%	07/14/2031	573	577,365
Azuria Water Solutions, Inc.
Delayed Draw Term Loan(f)	0.00%	05/17/2028	97	96,698
Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	05/17/2028	599	597,967
Checkout Holding Corp. (Catalina Marketing), Term Loan (1 mo. Term SOFR + 7.50%)	11.83%	05/10/2027	241	240,842
Cloud Software Group, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	03/21/2031	2,546	2,542,790
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	12.02%	02/12/2029	1,012	824,998
Term Loan (3 mo. Term SOFR + 4.00%)	8.52%	02/10/2028	4,698	4,423,537
CV Intermediate Holdco Corp. (Class Valuation)
Delayed Draw Term Loan (1 mo. Term SOFR + 6.38%)(d)(e)	10.70%	03/31/2026	11,287	11,287,277
First Lien Term Loan (3 mo. Term SOFR + 5.65%)(d)(e)	9.93%	03/31/2026	7,629	7,629,015
Revolver Loan(d)(e)(f)	0.00%	03/31/2026	1,177	1,177,317
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
D&H United Fueling Solutions
Delayed Draw Term Loan B (3 mo. Term SOFR + 5.15%)(d)(e)	9.41%	09/15/2028		$1,402	$1,386,756
Incremental Term Loan(d)(e)(f)	0.00%	09/15/2028		411	406,157
Incremental Term Loan (3 mo. Term SOFR + 5.15%)(d)(e)	9.45%	09/15/2028		3,093	3,059,192
Revolver Loan(d)(e)(f)	0.00%	09/15/2028		41	40,616
Revolver Loan (3 mo. PRIME + 4.00%)(d)(e)	11.50%	09/15/2028		164	162,462
Deerfield Dakota Holding Corp.
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	04/09/2027		5,606	5,463,557
Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	11.31%	04/07/2028		1,055	1,012,579
DTI HoldCo, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.33%	04/26/2029		1,927	1,927,851
Esquire Deposition Solutions LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.25%)(d)(e)	9.55%	12/30/2027		2,516	2,495,522
Incremental Delayed Draw Term Loan (3 mo. Term SOFR + 5.25%)(d)(e)	9.55%	12/30/2027		3,512	3,483,692
Revolver Loan(d)(e)(f)	0.00%	12/30/2027		1,074	1,065,884
Revolver Loan (3 mo. Term SOFR + 5.25%)(d)(e)	9.55%	12/30/2027		205	203,026
Term Loan (3 mo. Term SOFR + 5.25%)(d)(e)	9.55%	12/30/2027		11,276	11,185,298
Garda World Security Corp. (Canada), Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	02/01/2029		4,241	4,234,675
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	8.08%	05/12/2028		1,804	1,799,101
I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	02/16/2028		669	669,629
ION Trading Technologies S.a.r.l. (Luxembourg), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.80%	04/01/2028		415	415,813
Lamark Media Group LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.10%)(d)(e)	9.30%	10/14/2027		1,593	1,593,285
Revolver Loan(d)(e)(f)	0.00%	10/14/2027		1,087	1,086,640
Term Loan (3 mo. Term SOFR + 5.10%)(d)(e)	9.30%	10/14/2027		2,400	2,412,000
Term Loan (3 mo. Term SOFR + 5.00%)(d)(e)	9.30%	10/14/2027		7,359	7,359,267
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	8.31%	08/11/2028		527	528,672
Monitronics International, Inc., DIP Term Loan A (1 mo. Term SOFR + 7.76%) (Acquired 06/30/2023-02/16/2024; Cost $8,925,402)(h)	12.09%	06/30/2028		8,919	8,881,607
NAS LLC (d.b.a. Nationwide Marketing Group)
Revolver Loan(d)(e)(f)	0.00%	04/01/2026		302	284,795
Revolver Loan (3 mo. Term SOFR + 6.65%)(d)(e)	10.93%	04/01/2026		560	528,904
Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	10.93%	06/01/2025		8,108	7,653,793
Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	10.93%	06/01/2025		3,293	3,108,543
Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	10.93%	06/01/2025		1,540	1,454,009
OCM System One Buyer CTB LLC, Term Loan B (3 mo. Term SOFR + 3.75%)(d)	8.05%	03/02/2028		898	900,505
Orchid Merger Sub II LLC, Term Loan (3 mo. Term SOFR + 4.90%) (Acquired 11/12/2021-01/05/2022; Cost $2,605,589)(h)	9.23%	07/27/2027		2,681	1,345,991
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/30/2031		2,067	2,076,116
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.86%)	9.19%	01/31/2028		957	963,792
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	11/14/2030		2,575	2,579,981
Socotec (Holding SAS) (France), Term Loan B (3 mo. Term SOFR + 3.75%)	8.06%	06/02/2028		431	434,024
Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.26%)	8.56%	03/04/2028		9,699	8,346,084
Thermostat Purchaser III, Inc.
Delayed Draw Term Loan B(f)	0.00%	08/31/2028		262	262,768
Term Loan B (1 mo. Term SOFR + 4.25%)	8.55%	08/31/2028		928	932,462
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(d)	10.28%	03/20/2027		856	631,328
					124,554,313
Cable & Satellite Television–4.99%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Incremental Term Loan (3 mo. EURIBOR + 5.00%)	7.28%	10/31/2027	EUR	475	450,731
Term Loan (3 mo. Term SOFR + 5.00%)	9.26%	10/31/2027		251	209,620
Term Loan B (3 mo. EURIBOR + 5.00%)	7.28%	10/31/2027	EUR	1,080	1,025,780
Atlantic Broadband Finance LLC (Cogeco), Term Loan B-1 (1 mo. Term SOFR + 3.25%)	7.58%	09/18/2030		1,310	1,300,101
Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1 (3 mo. Term SOFR + 5.50%)(d)(e)	10.24%	08/31/2028		17,301	17,300,530
Term Loan B-2 (6 mo. EURIBOR + 5.50%)(d)(e)	8.08%	08/31/2028	EUR	1,776	2,015,983
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. PRIME + 3.00%)	10.50%	08/14/2026		$1,789	$1,603,169
Term Loan B-11 (3 mo. PRIME + 1.75%)	9.25%	07/31/2025		167	146,974
Term Loan B-12 (3 mo. PRIME + 7.50%)	10.19%	01/31/2026		1,304	1,160,300
Term Loan B-14 (3 mo. EURIBOR + 5.50%)	7.78%	08/15/2028	EUR	997	1,046,815
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.11%)	6.44%	04/30/2028		206	202,092
Virgin Media 02 - LG (United Kingdom), Term Loan Y (6 mo. Term SOFR + 3.28%)	7.37%	03/31/2031		2,327	2,295,429
					28,757,524
Chemicals & Plastics–16.04%
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	9.55%	12/14/2029		2,380	2,191,735
AkzoNobel Chemicals, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	04/03/2028		969	973,065
Aruba Investments, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.10%)	8.43%	11/24/2027		304	297,554
Ascend Performance Materials Operations LLC
DIP Term Loan (1 mo. Term SOFR + 10.11%)	14.44%	10/23/2025		2,109	2,045,840
Term Loan (Acquired 02/11/2021-01/31/2025; Cost $5,173,350)(h)(i)(j)	0.00%	08/27/2026		5,470	317,953
Austin Powder (A-AP Buyer, Inc.), First Lien Term Loan (1 mo. Term SOFR + 2.75%)	7.08%	09/09/2031		1,067	1,068,335
Caldic (Pearls BidCo) (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)	7.53%	02/26/2029		1,589	1,580,581
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.09%	12/01/2030		2,497	2,504,429
Chemours Co. (The), Term Loan B-3 (1 mo. Term SOFR + 3.00%)	7.33%	08/18/2028		3,124	3,079,332
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	7.34%	11/01/2030		1,188	1,175,726
Discovery Purchaser Corp. (BES)
First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.02%	10/04/2029		3,454	3,451,826
Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	11.28%	10/04/2030		967	918,908
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 5.51%) (Acquired 08/12/2021-03/22/2023; Cost $2,621,921)(h)	9.69%	11/01/2028		2,724	1,434,631
Flint Group (ColourOz Inv) (Germany), PIK Term Loan B, 6.90% PIK Rate, 4.64% Cash Rate(k)	6.90%	12/31/2027		36	4,148
Fortis 333, Inc. (Ineos Composites), Term Loan B (3 mo. Term SOFR + 3.50%)	7.80%	02/06/2032		960	952,018
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	12/16/2031		1,213	1,196,872
Hasa Intermediate Holdings, LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	01/10/2029		1,389	1,389,409
Delayed Draw Term Loan(d)(e)	8.78%	01/10/2029		116	115,784
Incremental Delayed Draw Term Loan(d)(e)(f)	0.00%	01/10/2029		108	108,131
Incremental Term Loan(d)(e)	8.78%	01/10/2029		13,327	13,326,823
Incremental Term Loan (3 mo. Term SOFR + 4.75%)(d)(e)	8.78%	01/10/2029		1,095	1,094,645
Revolver Loan(d)(e)(f)	0.00%	01/10/2029		927	926,753
Revolver Loan (3 mo. Term SOFR + 4.75%)(d)(e)	8.93%	01/10/2029		1,045	1,045,062
Ineos Quattro (STYRO)
Term Loan (1 mo. Term SOFR + 4.25%)	8.58%	10/01/2031		4,541	4,075,812
Term Loan B (1 mo. Term SOFR + 4.35%)	8.68%	04/02/2029		1,869	1,719,769
Term Loan B (1 mo. Term SOFR + 3.85%)	8.18%	03/14/2030		728	650,905
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	7.58%	02/18/2030		3,814	3,701,676
Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	02/07/2031		4,445	4,304,998
Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	12/31/2029		1,267	1,271,942
Nouryon Finance B.V., Term Loan B (3 mo. Term SOFR + 3.25%)	7.51%	04/03/2028		236	237,363
Oxea Corp. (OQ Chemicals), Term Loan B-2 (3 mo. Term SOFR + 2.84%)	7.35%	04/07/2031		6,058	5,785,024
Potters Industries, Term Loan B (3 mo. Term SOFR + 3.00%)	7.33%	12/14/2027		1,145	1,149,462
Proampac PG Borrower LLC, Term Loan (3 mo. Term SOFR + 4.00%)	8.26%	09/15/2028		3,005	3,007,625
Trinseo Materials Operating S.C.A.
Incremental Term Loan (1 mo. Term SOFR + 2.50%)	7.09%	05/03/2028		2,718	1,181,521
Term Loan A (3 mo. Term SOFR + 8.50%)	12.74%	05/03/2028		817	824,785
Term Loan B (3 mo. Term SOFR + 8.50%)	12.74%	05/03/2028		6,010	6,087,495
Term Loan C (3 mo. Term SOFR + 8.50%)	12.74%	05/03/2028		710	718,992
USALCO LLC
Delayed Draw Term Loan(f)	0.00%	09/17/2031		167	168,229
Term Loan (3 mo. Term SOFR + 4.00%)	8.30%	09/17/2031		1,620	1,628,729
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
V Global Holdings LLC
Revolver Loan(d)(e)(f)	0.00%	12/22/2027		$343	$327,341
Revolver Loan (1 mo. Term SOFR + 5.85%)(d)(e)	10.17%	12/22/2027		1,248	1,189,606
Term Loan (3 mo. Term SOFR + 5.90%)(d)(e)	10.20%	12/22/2027		12,693	12,096,892
W. R. Grace Holdings LLC, Term Loan (3 mo. Term SOFR + 3.25%)	7.55%	09/22/2028		1,048	1,047,707
					92,375,433
Clothing & Textiles–0.32%
ABG Intermediate Holdings 2 LLC, Incremental Term Loan (1 mo. Term SOFR + 2.25%)	6.57%	02/12/2032		1,864	1,850,936
Containers & Glass Products–7.58%
Berlin Packaging LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.80%	06/07/2031		2,944	2,953,844
Duran Group (Blitz/DWK), Term Loan C-2 (1 mo. Term SOFR + 5.65%) (Acquired 03/31/2023; Cost $3,264,402)(d)(h)	9.80%	05/31/2026		3,302	3,054,691
Flex Acquisition Co., Inc.
Delayed Draw Term Loan(f)	0.00%	04/30/2032		44	43,699
Delayed Draw Term Loan (3 mo. Term SOFR + 3.25%)	7.49%	04/30/2032		1	1,352
Term Loan B (3 mo. Term SOFR + 3.25%)	7.49%	04/30/2032		2,594	2,576,901
Iris Holding, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.85%)	9.13%	06/28/2028		1,686	1,617,548
Keg Logistics LLC
Revolver Loan (3 mo. Term SOFR + 6.16%)(d)(e)	10.47%	11/23/2027		1,663	1,549,605
Term Loan A (1 mo. USD LIBOR + 6.00%)(d)(e)	11.23%	11/16/2027		25,269	23,550,789
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-01/23/2025; Cost $5,107,713)(h)	10.93%	11/22/2027		5,267	5,109,254
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	9.58%	10/04/2028		1,552	1,568,873
Term Loan A-2 (1 mo. Term SOFR + 1.61%)	5.91%	10/04/2028		1,900	1,621,168
					43,647,724
Cosmetics & Toiletries–0.86%
Bausch and Lomb, Inc. (Canada)
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.33%	09/29/2028		1,319	1,319,799
Term Loan (1 mo. Term SOFR + 3.35%)	7.68%	05/10/2027		2,196	2,191,771
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	7.19%	06/29/2028	EUR	1,361	1,446,332
					4,957,902
Ecological Services & Equipment–1.43%
Anticimex Global AB (Sweden), Term Loan B-6 (3 mo. Term SOFR + 3.40%)	7.66%	11/16/2028		1,003	1,006,447
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.25%)(d)	7.58%	09/20/2030		2,528	2,533,774
Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.82%	02/04/2032		1,790	1,784,826
Groundworks LLC
Delayed Draw Term Loan(f)	0.00%	03/14/2031		240	239,872
Delayed Draw Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	03/14/2031		45	45,347
Term Loan (1 mo. Term SOFR + 3.00%)	7.32%	03/14/2031		1,541	1,539,917
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 3.50%)	7.80%	10/03/2031		1,079	1,085,278
					8,235,461
Electronics & Electrical–8.90%
AQA Acquisition Holding, Inc. (SmartBear), Term Loan B (3 mo. Term SOFR + 4.00%)	8.28%	03/03/2028		917	919,139
Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)(d)	8.78%	12/14/2031		1,045	1,042,742
Term Loan B-2 (3 mo. Term SOFR + 4.50%)(d)	8.78%	12/05/2031		521	519,418
GoTo Group, Inc. (LogMeIn), Second Lien Term Loan (1 mo. Term SOFR + 4.85%)	9.18%	04/30/2028		2,939	1,096,656
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	8.55%	09/30/2028		1,205	1,210,369
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.25%)(d)	10.57%	03/02/2028		441	416,316
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	8.29%	03/02/2028		1,042	953,368
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	11.54%	03/02/2029		441	380,032
Instructure Holdings, Inc., Second Lien Term Loan (6 mo. Term SOFR + 5.00%)	9.21%	09/10/2032		774	776,965
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
ION Corp. (Helios Software), Term Loan (3 mo. Term SOFR + 3.50%)	7.80%	07/18/2030		$581	$581,687
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. Term SOFR + 7.18%)(d)	11.46%	08/17/2028		1,025	984,435
Term Loan (3 mo. GBP SONIA + 7.03%)(d)	11.49%	08/17/2028	GBP	770	999,826
Mavenir Systems, Inc.
Delayed Draw Term Loan (6 mo. Term SOFR + 10.00%)(d)	14.44%	06/30/2025		67	91,152
Incremental Term Loan (1 mo. Term SOFR + 9.86%)(d)	14.26%	06/30/2025		201	280,159
Incremental Term Loan (3 mo. Term SOFR + 9.87%)(d)	14.40%	06/30/2025		99	136,543
Incremental Term Loan (3 mo. Term SOFR + 10.00%) (Acquired 11/26/2024-12/05/2024; Cost $264,661)(d)(h)	14.42%	06/30/2025		269	371,556
Term Loan (3 mo. Term SOFR + 10.00%)(d)	14.25%	06/30/2025		208	283,180
Term Loan (3 mo. EURIBOR + 3.50%)	5.77%	07/15/2030	EUR	379	430,207
Term Loan B (3 mo. Term SOFR + 5.01%) (Acquired 08/13/2021-10/31/2022; Cost $2,903,056)(d)(h)	9.34%	08/18/2028		2,959	88,778
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	10.53%	07/27/2028		2,154	2,171,467
McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	03/01/2029		487	470,437
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.50%)	8.78%	07/01/2031		539	523,787
Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%)	10.69%	04/30/2026		4,115	3,826,564
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 4.00%) (Acquired 01/14/2022-03/10/2025; Cost $1,785,810)(d)(h)	6.51%	03/03/2028	EUR	1,579	1,478,734
Particle Luxembourg S.a.r.l. (WebPros) (Netherlands), Term Loan B (1 mo. Term SOFR + 3.75%)	8.08%	03/28/2031		1,952	1,962,947
Proofpoint, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	08/31/2028		6,934	6,940,076
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.40%) (Acquired 01/20/2022; Cost $4,628,933)(d)(h)	8.73%	02/01/2029		4,656	3,585,535
RANGE RED OPER, Inc., Second Lien Term Loan (1 mo. Term SOFR + 8.10%)(d)	12.42%	10/01/2029		1	0
Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	8.28%	04/05/2030		3,685	3,410,067
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	9.30%	05/18/2028		2,611	2,569,162
Second Lien Term Loan (3 mo. Term SOFR + 7.65%)	11.95%	05/18/2026		353	325,046
STG-Fairway Acquisitions, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	10/31/2031		2,465	2,467,130
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	04/17/2031		1,381	1,382,792
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	02/10/2031		511	512,114
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.75%)(d)	7.79%	05/31/2029	EUR	3,539	3,861,816
Term Loan B-2 (6 mo. Term SOFR + 5.75%)(d)	10.01%	05/31/2029		1,986	1,928,728
Varsity Brands Holding Co., Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.83%	08/26/2031		2,295	2,283,225
					51,262,155
Financial Intermediaries–3.54%
AssuredPartners, Inc., Term Loan B-5 (1 mo. Term SOFR + 3.50%)	7.83%	02/14/2031		3,750	3,760,520
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	06/13/2031		3,440	3,447,593
Citrin Cooperman Advisors, LLC
Delayed Draw Term Loan(f)	0.00%	03/31/2032		82	81,751
Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	03/31/2032		1,273	1,267,136
Edelman Financial Center LLC (The), First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	04/07/2028		1	904
Eisner Advisory Group LLC
Delayed Draw Term Loan(d)(f)	0.00%	02/28/2031		1,526	1,526,046
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.33%	02/28/2031		2,188	2,197,860
Grant Thornton Advisors LLC
Delayed Draw Term Loan(f)	0.00%	06/02/2031		76	75,742
Incremental Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	06/02/2031		1,042	1,042,939
Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	06/02/2031		2,025	2,021,029
LendingTree, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	8.44%	09/15/2028		2,878	2,857,812
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	8.32%	02/18/2027		2,110	2,088,396
					20,367,728
Food Products–6.67%
Arnott’s (Snacking Investments US LLC), Term Loan (3 mo. Term SOFR + 4.00%)	8.28%	12/18/2026		1,515	1,524,836
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B (3 mo. Term SOFR + 4.15%)(d)(e)	11.48%	10/05/2026		$3,947	$3,698,223
Revolver Loan (3 mo. Term SOFR + 7.15%)(d)(e)	11.41%	10/05/2026		1,399	1,310,431
Term Loan (3 mo. Term SOFR + 4.15%)(d)(e)	11.43%	10/05/2026		3,883	3,638,403
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.00%)(d)	9.30%	10/18/2028		792	562,645
First Lien Term Loan (3 mo. Term SOFR + 5.26%)	9.56%	10/18/2028		5,536	3,951,669
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	12.56%	10/18/2029		1,133	594,694
Sigma Holdco B.V. (Netherlands), Term Loan B (6 mo. Term SOFR + 3.88%)	8.07%	01/03/2028		4,311	4,307,290
Solina Group Services (Powder Bidco) (France), Term Loan B (6 mo. Term SOFR + 3.36%)	7.55%	03/07/2029		1,022	1,023,503
Teasdale Foods, Inc., Term Loan (3 mo. Term SOFR + 6.40%)(d)(e)	10.68%	12/18/2025		14,758	14,020,378
Western Smokehouse Partners
Delayed Draw Term Loan(d)(e)(f)	0.00%	03/31/2030		127	126,111
Revolver Loan(d)(e)(f)	0.00%	03/31/2030		153	149,804
Term Loan B(d)(e)(g)	–	03/31/2030		3,602	3,529,558
					38,437,545
Food Service–0.67%
Areas (Pax Midco Spain) (Spain), Term Loan B-3 (3 mo. EURIBOR + 4.00%)	6.52%	12/31/2029	EUR	3,023	3,437,852
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.83%	12/15/2027		432	432,449
					3,870,301
Forest Products–0.25%
NewLife Forest Restoration LLC, Term Loan (d)(g)	–	04/10/2029		1,421	1,420,802
Health Care–11.95%
Acacium (Impala Bidco Ltd.) (United Kingdom)
Incremental Term Loan B (1 mo. Term SOFR + 4.85%)	9.11%	06/08/2028		1,161	887,957
Term Loan B (1 mo. GBP SONIA + 5.25%)	9.21%	06/08/2028	GBP	516	530,642
Affinity Dental Management, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 6.25%)(d)(e)	10.55%	08/04/2028		1,043	987,113
Revolver Loan(d)(e)(f)	0.00%	08/04/2028		486	460,192
Revolver Loan (3 mo. Term SOFR + 6.25%)(d)(e)	10.55%	08/04/2028		1,135	1,073,783
Term Loan (3 mo. Term SOFR + 6.25%)(d)(e)	10.55%	08/04/2028		10,593	10,020,691
Ascend Learning LLC
Second Lien Term Loan (1 mo. Term SOFR + 5.85%)	10.18%	12/10/2029		841	838,625
Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	12/10/2028		924	921,232
Capitol Imaging Services LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	01/03/2030		151	149,042
Delayed Draw Term Loan (3 mo. Term SOFR + 5.00%)(d)(e)	9.26%	01/03/2030		452	447,128
Revolver Loan(d)(e)(f)	0.00%	01/03/2030		151	149,042
Revolver Loan (3 mo. Term SOFR + 5.00%)(d)(e)	9.26%	01/03/2030		55	54,198
Term Loan B (3 mo. Term SOFR + 5.00%)(d)(e)	9.28%	12/31/2029		3,184	3,149,098
Cerba (Chrome Bidco) (United Kingdom)
Incremental Term Loan C (1 mo. EURIBOR + 3.95%)	5.96%	02/16/2029	EUR	1,472	1,301,983
Term Loan B (1 mo. EURIBOR + 3.70%)	5.71%	06/30/2028	EUR	4,055	3,592,222
Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)(d)	7.30%	06/26/2031		150	149,840
Global Medical Response, Inc., Term Loan (3 mo. Term SOFR + 4.75%)	9.08%	10/31/2028		2,319	2,325,792
HC Group Holdings III, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	6.58%	10/25/2028		40	40,194
ImageFirst, Term Loan B (3 mo. Term SOFR + 3.25%)(d)	7.55%	03/15/2032		691	691,188
IVC Evidensia (Indep Vetcare Group) (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	12/06/2028		396	398,704
Lanai Holdings III, Inc. (Performance Health), Term Loan B (6 mo. Term SOFR + 3.75%)(d)	7.95%	02/28/2032		1,379	1,351,145
LSCS Holdings, Inc. (Eversana), Term Loan (3 mo. Term SOFR + 4.50%)	8.80%	09/04/2025		88	86,738
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. Term SOFR + 5.25%)	9.57%	12/17/2028		316	315,493
Term Loan (1 mo. Term SOFR + 4.00%)	8.32%	12/17/2028		1,254	1,227,152
Term Loan (1 mo. Term SOFR + 4.11%)	8.44%	12/17/2028		1,381	1,249,785
Term Loan (1 mo. Term SOFR + 6.86%)	11.19%	12/17/2029		105	85,488
Mehilainen Yhtiot Oy (United Kingdom), Term Loan B (3 mo. EURIBOR + 3.90%)	6.26%	08/05/2031	EUR	1,000	1,143,410
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Opella, Term Loan B (3 mo. Term SOFR + 3.25%)	7.58%	03/31/2032		$3,236	$3,243,817
Pathway Vet Alliance LLC, First Lien Term Loan(g)	–	09/30/2029		1,383	1,382,484
Prime Time Healthcare, Incremental Term Loan (3 mo. Term SOFR + 6.17%)(d)(e)	10.45%	09/19/2028		4,228	4,067,404
SDB Holdco LLC (Specialty Dental Brands)
Delayed Draw Term Loan(d)(e)(f)	0.00%	03/18/2027		73	76,118
Delayed Draw Term Loan (1 mo. Term SOFR + 7.00%)(d)(e)	11.06%	03/18/2027		1,966	2,060,828
Term Loan A (1 mo. Term SOFR + 7.10%)(d)(e)	6.42%	03/29/2027		17,316	17,316,441
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	12/31/2028		44	44,659
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.53%	12/11/2031		2,623	2,628,093
Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	8.55%	11/24/2028		344	262,964
TEAM Services Group LLC, Term Loan B (3 mo. Term SOFR + 5.25%)	9.53%	12/20/2027		1,728	1,725,397
TTF Holdings LLC (Soliant), Term Loan B (6 mo. Term SOFR + 3.75%)	8.00%	07/18/2031		2,149	2,123,311
Zelis Cost Management Buyer, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	11/26/2031		290	289,688
					68,849,081
Home Furnishings–4.20%
A-1 Garage Door Services
Delayed Draw Term Loan (1 mo. Term SOFR + 4.50%)(d)(e)	8.83%	12/28/2028		2,349	2,349,400
Revolver Loan(d)(e)(f)	0.00%	12/22/2028		1,119	1,118,451
Term Loan A (1 mo. Term SOFR + 4.50%)(d)(e)	8.83%	12/22/2028		6,724	6,723,706
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 04/27/2023-07/17/2023; Cost $23,774)(d)(h)	12.14%	12/31/2026	EUR	22	25,237
Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 09/26/2023-10/30/2023; Cost $32,384)(d)(h)	12.14%	12/31/2026	EUR	31	34,777
Term Loan(d)	12.00%	02/26/2027	EUR	20	22,160
Hunter Douglas Holding B.V., Term Loan B (3 mo. Term SOFR + 3.25%)	7.55%	01/14/2032		936	925,800
Kidde Global Solutions, Term Loan B (1 mo. Term SOFR + 4.25%)	8.57%	10/02/2031		1,927	1,900,648
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.60%)(d)	11.88%	06/29/2028		179	179,302
Term Loan (3 mo. Term SOFR + 7.61%)	11.91%	06/29/2028		2,544	2,332,986
SIWF Holdings, Inc.
First Lien Delayed Draw Term Loan(f)	0.00%	12/19/2029		1,557	1,561,982
Term Loan A-1 (1 mo. Term SOFR + 4.50%)	8.83%	12/19/2029		1,201	1,205,071
Term Loan A-2 (1 mo. Term SOFR + 4.11%)	8.44%	12/19/2025		4,190	3,367,806
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.35%)	8.68%	10/30/2027		592	590,917
Term Loan B (1 mo. Term SOFR + 3.36%)	7.69%	10/30/2027		1,856	1,843,994
					24,182,237
Industrial Equipment–6.50%
Alliance Laundry Systems LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	7.08%	08/19/2031		3,825	3,832,483
Alpha US Buyer LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 5.85%)(d)(e)	10.18%	04/04/2030		3,466	3,500,299
Revolver Loan(d)(e)(f)	0.00%	04/04/2030		1,209	1,209,412
Term Loan (1 mo. Term SOFR + 5.85%)(d)(e)	10.18%	04/04/2030		6,001	6,060,616
Associated Spring
Incremental Delayed Draw Term Loan(d)(e)(f)	0.00%	04/04/2030		926	935,786
Incremental Delayed Draw Term Loan (1 mo. Term SOFR + 5.85%)(d)(e)	10.18%	04/04/2030		151	152,338
Incremental Term Loan (1 mo. Term SOFR + 5.85%)(d)(e)	10.18%	04/04/2030		1,413	1,427,346
Cleanova US Holdings, LLC, Term Loan B(d)(g)	–	05/22/2032		1,183	1,147,274
Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	08/16/2029		988	990,449
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. Term SOFR + 3.75%)	8.05%	05/01/2031		428	426,270
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.08%	10/11/2030		1,815	1,825,929
Kantar (Summer BC Bidco/KANGRP) (Luxembourg)
Revolver Loan(f)	0.00%	06/04/2026		2,560	2,431,089
Revolver Loan(g)	–	06/04/2026		433	411,411
Term Loan B (3 mo. EURIBOR + 4.50%)	6.96%	01/31/2029	EUR	335	378,576
Term Loan B (3 mo. Term SOFR + 5.26%)	9.56%	02/15/2029		3,258	3,232,088
Madison IAQ LLC, Term Loan (6 mo. Term SOFR + 2.50%)	6.76%	06/21/2028		28	27,951
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Tank Holding Corp.
Revolver Loan(d)(f)	0.00%	03/31/2028		$424	$389,973
Term Loan (1 mo. Term SOFR + 5.85%)	10.18%	03/31/2028		4,142	3,911,174
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.25%)	5.85%	04/30/2030	EUR	430	489,047
Term Loan B (2 mo. Term SOFR + 2.95%)	7.24%	04/30/2030		1,698	1,704,212
Victory Buyer LLC (Vantage Elevator)
First Lien Term Loan (1 mo. Term SOFR + 3.86%)	8.19%	11/19/2028		2,671	2,641,074
Second Lien Term Loan (1 mo. Term SOFR + 7.11%)(d)	11.44%	11/19/2029		315	301,973
					37,426,770
Insurance–1.42%
Acrisure LLC, Term Loan B-6 (1 mo. Term SOFR + 3.00%)	7.33%	11/06/2030		3,792	3,778,737
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	7.33%	07/31/2031		3,250	3,258,586
Truist Insurance Holdings, Term Loan B (3 mo. Term SOFR + 2.75%)	7.05%	05/06/2031		1,166	1,165,385
					8,202,708
Leisure Goods, Activities & Movies–4.29%
ATG Entertainment, Term Loan B (d)(g)	–	03/21/2032		1,106	1,109,732
Carnival Corp., Term Loan B (1 mo. Term SOFR + 2.00%)	6.33%	10/18/2028		42	42,246
Crown Finance US, Inc., Term Loan B (1 mo. Term SOFR + 5.25%)	9.58%	12/02/2031		5,259	5,272,938
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.58%	02/05/2029		1,746	1,753,020
Galileo Global Education Finance S.a.r.l. (Luxembourg)
Term Loan B-4 (3 mo. EURIBOR + 3.25%)	5.38%	07/14/2031	EUR	27	30,273
Term Loan B-4 (3 mo. EURIBOR + 3.25%)	5.38%	07/19/2031	EUR	311	352,247
Herschend Entertainment Co., LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	05/14/2032		693	695,241
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.33%	05/01/2031		847	838,505
Nord Anglia Education (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)	7.58%	01/09/2032		2,630	2,642,145
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%) (Acquired 02/28/2022-02/16/2024; Cost $3,987,027)(h)	5.91%	03/05/2027	EUR	3,886	4,369,339
US Fitness LLC
Delayed Draw Term Loan(d)(f)	0.00%	09/04/2031		339	337,792
Revolver Loan(d)(f)	0.00%	09/30/2031		611	603,141
Term Loan B (3 mo. Term SOFR + 5.50%)(d)	9.78%	09/04/2031		2,740	2,725,898
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 8.10%) (Acquired 02/20/2024-04/08/2025; Cost $508,649)(d)(h)	2.36%	12/31/2027	EUR	681	1,082,377
Term Loan (6 mo. EURIBOR + 8.10%) (Acquired 02/20/2024-04/08/2025; Cost $445,980)(d)(h)	2.36%	12/31/2027	EUR	421	668,571
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/21/2024-04/08/2025; Cost $204,271)(d)(h)	10.26%	06/30/2027	EUR	194	353,163
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	9.07%	08/13/2031		1,828	1,837,509
					24,714,137
Lodging & Casinos–1.42%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.61%)	9.95%	03/12/2030		435	434,963
Term Loan (1 mo. Term SOFR + 1.61%)	11.95%	03/11/2030		388	383,249
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.50%)	7.83%	01/27/2029		2,920	2,906,607
Voyager Parent, LLC, Term Loan B(g)	–	05/10/2032		4,549	4,474,361
					8,199,180
Nonferrous Metals & Minerals–1.09%
Covia Holdings Corp., Term Loan B (1 mo. Term SOFR + 3.25%)	7.57%	02/13/2032		2,958	2,960,053
Form Technologies LLC, Term Loan (3 mo. Term SOFR + 5.75%)	10.02%	05/30/2030		1,363	1,298,336
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. Term SOFR + 3.00%)	7.28%	01/31/2029		1,994	1,990,909
					6,249,298
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–2.03%
McDermott International Ltd.
LOC(f)	0.00%	06/30/2027		$2,321	$1,891,876
LOC (3 mo. Term SOFR + 4.26%)	8.56%	06/30/2027		1,174	745,481
PIK Term Loan, 3.00% PIK Rate, 5.44% Cash Rate(k)	3.00%	12/31/2027		1,073	472,949
Term Loan (1 mo. Term SOFR + 3.11%)	7.44%	06/30/2027		248	136,344
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (3 mo. Term SOFR + 3.75%)	8.01%	02/28/2030		1,828	1,786,653
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	03/26/2031		961	963,352
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan B (3 mo. Term SOFR + 3.00%)	7.30%	09/18/2031		2,408	2,412,451
Third Coast Super Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.25%)	8.58%	09/25/2030		3,266	3,272,436
					11,681,542
Publishing–3.03%
Cengage Learning, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.83%	03/22/2031		4,551	4,561,543
Century DE Buyer LLC (Simon & Schuster), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	7.78%	10/30/2030		1,118	1,124,428
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	7.82%	12/01/2028		4,214	4,221,706
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (3 mo. Term SOFR + 5.35%)	9.63%	04/09/2029		3,155	3,143,188
Second Lien Term Loan B (1 mo. Term SOFR + 8.46%)	12.78%	04/08/2030		2,056	2,020,385
McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	08/06/2031		2,361	2,370,492
					17,441,742
Radio & Television–0.14%
iHeartCommunications, Inc., Term Loan (1 mo. Term SOFR + 5.89%)	10.21%	05/01/2029		967	796,434
Rail Industries–2.45%
VRS Buyer, Inc.
Delayed Draw Term Loan(d)(e)(f)	0.00%	11/22/2030		3,973	3,972,490
Revolver Loan(d)(e)(f)	0.00%	11/22/2030		1,986	1,986,245
Term Loan (3 mo. Term SOFR + 4.75%)(d)(e)	9.08%	11/22/2030		8,172	8,171,979
					14,130,714
Retailers (except Food & Drug)–0.96%
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	7.58%	01/31/2032		4,210	4,184,878
Harbor Freight Tools USA, Inc., Term Loan B	6.58%	06/11/2031		76	73,416
Savers, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	8.05%	04/26/2028		1,240	1,241,806
					5,500,100
Surface Transport–1.35%
First Student Bidco, Inc.
Term Loan B-2 (3 mo. Term SOFR + 2.50%)	6.80%	07/21/2028		1,510	1,512,458
Term Loan C (3 mo. Term SOFR + 2.50%)	6.80%	07/21/2028		22	21,902
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan A (6 mo. EURIBOR + 7.50%)	9.97%	01/30/2030	EUR	1,202	1,384,634
Term Loan B (6 mo. EURIBOR + 8.00%)	10.47%	07/30/2030	EUR	373	377,850
Patriot Rail Co. LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.30%	03/01/2032		701	703,255
Source Holding Delaware, LLC
Delayed Draw Term Loan(d)(e)(f)	0.00%	02/07/2031		777	767,798
Revolver Loan(d)(e)(f)	0.00%	02/07/2031		350	345,509
Revolver Loan (3 mo. Term SOFR + 4.50%)(d)(e)	0.50%	02/07/2031		39	38,390
Term Loan A (3 mo. Term SOFR + 4.50%)(d)(e)	8.83%	02/07/2031		1,803	1,781,291
STG Distribution LLC, PIK Term Loan, 7.25% PIK Rate, 5.43% Cash Rate(d)(k)	7.25%	10/03/2029		1,007	861,201
					7,794,288
Telecommunications–3.55%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 7.50%)	11.83%	08/01/2028		697	553,818
Cincinnati Bell, Inc., Term Loan B-4 (1 mo. Term SOFR + 2.75%)	7.08%	11/22/2028		34	34,212
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	8.32%	01/30/2031		3,893	3,914,653
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.83%	09/27/2029		1,194	1,096,393
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Level 3 Financing, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	8.58%	03/30/2032	$5,146	$5,186,030
Lumen Technologies, Inc.
Term Loan B-1 (1 mo. Term SOFR + 2.46%)	6.79%	04/15/2030	1	876
Term Loan B-2 (1 mo. Term SOFR + 2.46%)	6.79%	04/15/2029	231	229,371
MLN US HoldCo LLC (dba Mitel)
DIP Term Loan (1 mo. Term SOFR + 8.00%)(d)	12.33%	07/03/2025	3,012	2,575,399
DIP Term Loan (1 mo. Term SOFR + 8.00%)(d)	12.33%	07/31/2025	2,530	1,821,582
First Lien Term Loan B(i)(j)	0.00%	11/30/2025	102	767
Revolver Loan(d)(i)(j)	0.00%	11/18/2025	1,651	528,363
Second Lien Term Loan B(i)(j)	0.00%	11/30/2026	73	548
Second Lien Term Loan B-1(d)(i)(j)	0.00%	10/18/2027	6,800	34,340
Term Loan(d)(i)(j)	0.00%	10/18/2027	500	159,977
Third Lien Term Loan(d)(i)(j)	0.00%	10/18/2027	2,583	13,044
U.S. TelePacific Corp., Third Lien Term Loan(d)(g)	–	05/02/2027	167	0
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)(d)	7.57%	05/11/2029	1,217	1,217,058
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.85%)(d)	9.18%	09/25/2031	3,085	3,100,288
				20,466,719
Utilities–2.98%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 2.54%)	7.08%	09/30/2031	461	463,417
Cornerstone Generation LLC, Term Loan B(g)	–	10/28/2031	2,752	2,768,210
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	9.58%	04/03/2028	1,400	1,398,625
KAMC Holdings, Inc. (Franklin Energy Group)
First Lien Term Loan B (3 mo. Term SOFR + 4.26%) (Acquired 11/28/2022-05/06/2025; Cost $1,971,915)(h)	8.59%	08/14/2026	2,090	2,005,733
Incremental Term Loan (3 mo. Term SOFR + 4.26%)(d)	8.59%	08/14/2026	202	194,283
Lightning Power LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	6.55%	08/16/2031	3,486	3,495,389
Lightstone Holdco LLC
Term Loan B (3 mo. Term SOFR + 5.75%)	10.03%	01/29/2027	5,158	5,173,796
Term Loan C (3 mo. Term SOFR + 5.75%)	10.03%	01/29/2027	292	292,640
Talen Energy Supply LLC, Incremental Term Loan (3 mo. Term SOFR + 2.50%)	6.81%	12/13/2031	1,355	1,359,072
				17,151,165
Total Variable Rate Senior Loan Interests (Cost $818,222,519)				775,566,487
			Shares
Common Stocks & Other Equity Interests–7.75%(l)
Aerospace & Defense–0.19%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $593,748)(d)(h)			320	0
IAP Worldwide Services, Inc.(d)(e)			1,547,063	835,414
IAP Worldwide Services, Inc., Class A(d)(e)			247,725	247,725
				1,083,139
Automotive–0.02%
Cabonline, Class D (Acquired 10/30/2023; Cost $71,316) (Sweden)(d)(h)			79,434,288	111,857
Cabonline, Class D1 (Sweden)(d)			2,795,619	293
Cabonline, Class D2 (Sweden)(d)			2,385,952	126
Muth Mirror Systems LLC(d)(e)			26,463	0
Muth Mirror Systems LLC, Wts.(d)(e)			177,476	0
				112,276
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $7,937,680)(d)(h)			780	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $93,970)(d)(h)			9	0
				0
Business Equipment & Services–3.28%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $3,093,156)(d)(h)			153,659	5,328,894
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Shares	Value
Business Equipment & Services–(continued)
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $3,866,578)(d)(h)	44,398	$13,539,002
		18,867,896
Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv), Class A (Germany)(d)	26,510	0
Containers & Glass Products–0.03%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $52,821)(d)(h)	12,972	174,473
Electronics & Electrical–0.00%
Mavenir Systems, Inc., Wts. (Acquired 01/14/2025; Cost $0)(d)(h)	401,345	0
Sandvine Corp. (Acquired 06/28/2024; Cost $0)(d)(h)	5,262	0
		0
Financial Intermediaries–0.59%
RJO Holdings Corp.(d)	3,106	2,320,777
RJO Holdings Corp., Class A(d)	1,142	720,413
RJO Holdings Corp., Class B(d)	1,667	347,367
		3,388,557
Forest Products–0.75%
Restoration Forest Products Group LLC(d)	47,707	4,332,285
Health Care–0.00%
SDB Holdco LLC (Specialty Dental Brands)(d)(e)	15,962,622	0
Home Furnishings–0.16%
Serta Simmons Bedding LLC	90,756	952,938
Industrial Equipment–0.01%
North American Lifting Holdings, Inc.	44,777	51,762
Leisure Goods, Activities & Movies–1.05%
Crown Finance US, Inc.	219,409	5,101,261
Crown Finance US, Inc.	1,140	26,505
Hurtigruten Group AS (Norway)	31,877	832,781
Hurtigruten Norway (Norway)(d)	6,420	73,525
USF S&H Holdco LLC(d)(e)	9,844	0
Vue International Bidco PLC, Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(h)	1,751	0
Vue International Bidco PLC, Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(h)	862,319	1
Vue International Bidco PLC, Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(d)(h)	536,769	0
Vue International Bidco PLC, Class A4 (United Kingdom)(d)	374,204	0
		6,034,073
Lodging & Casinos–0.42%
Aimbridge Acquisition Co., Inc.(d)	35,839	2,222,018
Caesars Entertainment, Inc. (Acquired 07/21/2020; Cost $264,029)(h)(m)	7,110	191,117
		2,413,135
Oil & Gas–0.92%
McDermott International Ltd.(m)	106,169	1,539,451
Patterson-UTI Energy, Inc.	31,592	174,388
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,094,069)(d)(h)	132,022	1,320
Seadrill Ltd. (Norway)(m)	91,553	2,124,030
Talos Energy, Inc.(m)	117,307	943,148
Tribune Resources LLC	337,847	544,778
		5,327,115
Radio & Television–0.04%
iHeartMedia, Inc., Class A(m)	166,688	218,361
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

			Shares	Value
Radio & Television–(continued)
iHeartMedia, Inc., Class B(d)(m)			42	$37
				218,398
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.			390	59
Surface Transport–0.25%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $670,459)(d)(h)			8,057	656,001
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/18/2023-05/20/2025; Cost $95,362)(d)(h)			166,254	103,909
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $704,842)(d)(h)			8,470	689,627
				1,449,537
Telecommunications–0.04%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $362,310)(h)			24,154	185,177
Avaya, Inc. (Acquired 05/01/2023; Cost $65,715)(h)			4,381	33,587
				218,764
Total Common Stocks & Other Equity Interests (Cost $58,658,130)				44,624,407
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–3.77%
Aerospace & Defense–0.32%
Rand Parent LLC (n)	8.50%	02/15/2030	$1,845	1,819,622
Building & Development–0.42%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	4.50%	04/01/2027	1,040	1,010,817
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(n)	6.75%	04/01/2032	273	275,225
QXO Building Products, Inc.(n)	6.75%	04/30/2032	655	673,242
Signal Parent, Inc.(n)	6.13%	04/01/2029	1,166	478,060
				2,437,344
Business Equipment & Services–0.99%
Acuris Finance US, Inc./Acuris Finance S.a.r.l. (n)	9.00%	08/01/2029	3,471	3,549,965
Allied Universal Holdco LLC(n)	7.88%	02/15/2031	2,012	2,086,523
Cloud Software Group, Inc.(n)	8.25%	06/30/2032	41	43,153
				5,679,641
Cable & Satellite Television–0.45%
Altice Financing S.A. (Luxembourg) (n)	5.75%	08/15/2029	29	22,190
Altice Financing S.A. (Luxembourg)(n)	5.00%	01/15/2028	1,876	1,470,620
Altice France S.A. (France)(n)	5.50%	01/15/2028	594	511,857
Altice France S.A. (France)(n)	5.50%	10/15/2029	679	577,422
				2,582,089
Chemicals & Plastics–0.20%
SK Invictus Intermediate II S.a.r.l. (n)	5.00%	10/30/2029	1,230	1,169,654
Electronics & Electrical–0.06%
Diebold Nixdorf, Inc. (n)	7.75%	03/31/2030	325	342,422
Financial Intermediaries–0.16%
Virgin Media Secured Finance PLC (United Kingdom) (n)	4.50%	08/15/2030	1,020	942,634
Food Products–0.43%
Sigma Holdco B.V. (Netherlands) (n)	7.88%	05/15/2026	72	71,640
Teasdale Foods, Inc., 16.25% PIK Rate(d)(e)(k)	16.25%	06/18/2026	2,926	608,546
Viking Baked Goods Acquisition Corp.(n)	8.63%	11/01/2031	1,872	1,769,602
				2,449,788
Health Care–0.30%
Global Medical Response, Inc., 1.25% PIK Rate, 8.75% Cash Rate (k)(n)	1.25%	10/31/2028	504	505,819
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)		Value
Health Care–(continued)
Opal Bidco SAS (France)(n)	6.50%	03/31/2032		$588	$587,903
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(n)	6.75%	05/15/2034		304	283,195
Raven Acquisition Holdings LLC(n)	6.88%	11/15/2031		377	376,232
					1,753,149
Industrial Equipment–0.03%
Chart Industries, Inc. (n)	7.50%	01/01/2030		182	190,199
Insurance–0.13%
Panther Escrow Issuer LLC (n)	7.13%	06/01/2031		751	777,382
Publishing–0.04%
McGraw-Hill Education, Inc. (n)	7.38%	09/01/2031		196	201,798
Retailers (except Food & Drug)–0.24%
Evergreen Acqco 1 L.P./TVI, Inc. (n)	9.75%	04/26/2028		1,333	1,396,425
Total U.S. Dollar Denominated Bonds & Notes (Cost $24,773,753)					21,742,147
Non-U.S. Dollar Denominated Bonds & Notes–3.43%(o)
Automotive–0.27%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $207,762)(h)(n)	10.00%	03/19/2028	SEK	2,386	239,542
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $433,886)(h)(n)	12.00%	03/19/2028	SEK	4,772	479,084
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $980,148)(h)(j)(n)	0.00%	04/19/2029	SEK	9,226	433,036
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(n)(p)	6.86%	09/30/2028	EUR	362	382,960
					1,534,622
Building & Development–0.02%
HX Hold Co. Ltd. (Norway)	7.00%	02/12/2030	EUR	109	114,814
Business Equipment & Services–0.07%
Pachelbel Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(n)(p)	6.44%	05/17/2031	EUR	341	390,355
Cable & Satellite Television–0.07%
Altice Financing S.A. (Luxembourg)(n)	3.00%	01/15/2028	EUR	423	373,280
Financial Intermediaries–1.25%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 01/31/2018-11/09/2021; Cost $2,992,156)(h)(n)(p)	9.68%	07/15/2030	EUR	2,617	1,556,309
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%) (Acquired 10/14/2024; Cost $296,390)(h)(n)(p)	9.68%	07/15/2030	EUR	500	297,346
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%) (Acquired 10/23/2020-11/26/2020; Cost $1,381,725)(h)(n)(p)	8.43%	05/01/2026	EUR	1,168	937,001
Garfunkelux Holdco 3 S.A. (Luxembourg) (Acquired 10/23/2020; Cost $1,806,735)(h)(n)	6.75%	11/01/2025	EUR	1,523	1,219,690
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	8.00%	12/15/2029	EUR	2,300	2,615,126
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(n)(p)	8.00%	12/15/2029	EUR	500	568,506
					7,193,978
Food Service–0.66%
Selecta Group B.V. 10.00% PIK Rate, 9.25% Cash Rate (Switzerland)(d)(n)	10.00%	07/01/2026	EUR	3,768	3,807,646
Home Furnishings–0.79%
Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	1,844	2,490,273
Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	1,541	2,081,080
					4,571,353
Industrial Equipment–0.09%
Summer (BC) Holdco B S.a.r.l. (Luxembourg) (3 mo. EURIBOR + 4.25%)(n)(p)	6.39%	02/15/2030	EUR	471	528,047
Surface Transport–0.21%
Zenith Finco PLC (United Kingdom) (Acquired 01/20/2022; Cost $1,634,877)(h)(n)	6.50%	06/30/2027	GBP	1,203	1,227,944
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $20,152,303)					19,742,039
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Shares	Value
Preferred Stocks–1.04%(l)
Financial Intermediaries–0.02%
RJO Holdings Corp., Pfd.(d)	77	$132,935
Health Care–0.04%
SDB Holdco LLC (Specialty Dental Brands), Pfd.(d)(e)	7,745,021	212,988
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd.(d)	258,709	1,526
Retailers (except Food & Drug)–0.02%
Vivarte S.A.S.U., Pfd. (France)(d)	241,195	91,197
Surface Transport–0.96%
Commercial Barge Line Co., Series B, Pfd.(d)	39,456	3,253,937
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $645,351)(d)(h)	27,709	2,285,161
		5,539,098
Total Preferred Stocks (Cost $5,505,162)		5,977,744
TOTAL INVESTMENTS IN SECURITIES(q)–150.65% (Cost $927,311,867)		867,652,824
BORROWINGS–(34.20)%		(197,000,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(17.15)%		(98,802,952)
OTHER ASSETS LESS LIABILITIES–0.70%		4,092,993
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$575,942,865
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	This variable rate interest will settle after May 31, 2025, at which time the interest rate will be determined.
(h)	Restricted security. The aggregate value of these securities at May 31, 2025 was $80,738,289, which represented 14.02% of the Trust’s Net Assets.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $1,488,028, which represented less than 1% of the Trust’s Net Assets.

(k)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2025 was $40,760,826, which represented 7.08% of the Trust’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(q)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.
	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,692,108	$(7,692,108)	$-	$-	$-	$418
Invesco Treasury Portfolio, Institutional Class	-	14,285,343	(14,285,343)	-	-	-	7,156
Total	$-	$21,977,451	$(21,977,451)	$-	$-	$-	$7,574
The aggregate value of securities considered illiquid at May 31, 2025 was $338,991,379, which represented 56.08% of the Trust’s Net Assets.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2025	Barclays Bank PLC	USD	20,920	SEK	200,553	$33
07/31/2025	Barclays Bank PLC	EUR	1,500,000	USD	1,712,097	2,446
06/30/2025	BNP Paribas S.A.	EUR	13,575,179	USD	15,507,727	67,074
07/31/2025	BNP Paribas S.A.	EUR	13,071,069	USD	14,901,975	3,990
07/31/2025	BNP Paribas S.A.	GBP	2,011,636	USD	2,718,494	7,444
07/31/2025	Canadian Imperial Bank of Commerce	EUR	13,269,115	USD	15,138,468	14,756
07/31/2025	Canadian Imperial Bank of Commerce	GBP	2,042,115	USD	2,758,795	6,668
07/31/2025	Canadian Imperial Bank of Commerce	SEK	13,048,096	USD	1,372,747	6,805
06/30/2025	Citibank, N.A.	USD	199,218	GBP	150,000	2,910
06/30/2025	Morgan Stanley and Co. International PLC	EUR	13,527,374	USD	15,450,406	64,129
07/31/2025	Morgan Stanley and Co. International PLC	GBP	48,913	USD	66,033	114
06/30/2025	Royal Bank of Canada	USD	3,113,968	EUR	2,750,000	13,931
07/31/2025	Royal Bank of Canada	EUR	13,269,115	USD	15,125,133	1,421
06/30/2025	State Street Bank & Trust Co.	EUR	13,575,179	USD	15,497,018	56,365
07/31/2025	State Street Bank & Trust Co.	GBP	2,042,115	USD	2,761,317	9,190
07/31/2025	State Street Bank & Trust Co.	USD	13,446	SEK	128,945	52
Subtotal—Appreciation						257,328
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2025	Barclays Bank PLC	EUR	531,566	USD	593,701	$(10,912)
06/30/2025	Barclays Bank PLC	GBP	2,155,669	USD	2,873,059	(31,748)
06/30/2025	BNP Paribas S.A.	EUR	1,100,000	USD	1,234,190	(16,970)
06/30/2025	BNP Paribas S.A.	USD	14,870,931	EUR	13,071,069	(3,663)
06/30/2025	BNP Paribas S.A.	USD	2,718,123	GBP	2,011,636	(7,404)
06/30/2025	Canadian Imperial Bank of Commerce	GBP	16,568	USD	22,076	(250)
06/30/2025	Canadian Imperial Bank of Commerce	USD	15,106,888	EUR	13,269,115	(14,358)
06/30/2025	Canadian Imperial Bank of Commerce	USD	2,758,428	GBP	2,042,115	(6,637)
06/30/2025	Canadian Imperial Bank of Commerce	USD	1,366,250	SEK	13,011,953	(6,794)
07/31/2025	Canadian Imperial Bank of Commerce	EUR	154,747	USD	176,270	(105)
06/30/2025	Goldman Sachs International	SEK	38,713	USD	4,015	(30)
06/30/2025	Morgan Stanley and Co. International PLC	GBP	2,036,814	USD	2,713,537	(31,111)
06/30/2025	Royal Bank of Canada	SEK	13,173,792	USD	1,367,516	(8,848)
06/30/2025	Royal Bank of Canada	USD	15,093,618	EUR	13,269,115	(1,089)
06/30/2025	State Street Bank & Trust Co.	GBP	2,036,814	USD	2,712,264	(32,384)
06/30/2025	State Street Bank & Trust Co.	USD	2,760,950	GBP	2,042,115	(9,159)
06/30/2025	UBS AG	EUR	50,000	USD	56,729	(141)
Subtotal—Depreciation						(181,603)
Total Forward Foreign Currency Contracts						$75,725

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$438,133,916	$337,432,571	$775,566,487
Common Stocks & Other Equity Interests	5,190,495	7,728,848	31,705,064	44,624,407
U.S. Dollar Denominated Bonds & Notes	—	21,133,601	608,546	21,742,147
Non-U.S. Dollar Denominated Bonds & Notes	—	15,934,393	3,807,646	19,742,039
Preferred Stocks	—	—	5,977,744	5,977,744
Total Investments in Securities	5,190,495	482,930,758	379,531,571	867,652,824
Other Investments - Assets*
Investments Matured	—	—	12,758,378	12,758,378
Forward Foreign Currency Contracts	—	257,328	—	257,328
	—	257,328	12,758,378	13,015,706
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(181,603)	—	(181,603)
Total Other Investments	—	75,725	12,758,378	12,834,103
Total Investments	$5,190,495	$483,006,483	$392,289,949	$880,486,927

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2025:
	Value 02/28/25*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 05/31/25
Variable Rate Senior Loan Interests	$337,598,749	$20,490,142	$(35,326,492)	$905,699	$(706,709)	$(15,005,467)	$36,998,705	$(7,522,056)	$337,432,571
Common Stocks & Other Equity Interests	26,232,421	4,875,366	(1,030,502)	—	—	1,627,779	—	—	31,705,064
Investments Matured	261,837	12,496,541	—	—	—	—	—	—	12,758,378
Preferred Stocks	8,873,370	—	—	—	—	(2,895,626)	—	—	5,977,744
Non-U.S. Dollar Denominated Bonds & Notes	3,478,769	—	(103)	65,105	103	263,772	—	—	3,807,646
U.S. Dollar Denominated Bonds & Notes	1,256,735	114,217	—	5,606	—	(768,012)	—	—	608,546
Total	$377,701,881	$37,976,266	$(36,357,097)	$976,410	$(706,606)	$(16,777,554)	$36,998,705	$(7,522,056)	$392,289,949

*	Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Senior Income Trust

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 05/31/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 337,432,571	Comparable Companies	EBITDA Multiple	6.50x - 11.50x	6.93x
		Discounted Cash Flow Model	Discount Rate	8.12% - 17.65%	11.83%
		Loan Origination Value	Original Cost	98.50% of Par	-
Common Stocks & Other Equity Interests	31,705,064	Comparable Companies	EBITDA Multiple	3.50x - 5.50x	4.94x
Investments Matured	12,758,378	Expected Recovery	Anticipated Proceeds	24.20% of Par	-
Preferred Stocks	5,977,744	Comparable Companies	EBITDA Multiple	8.50x	-
Non-U.S. Dollar Denominated Bonds & Notes	3,807,646	Expected Recovery	Anticipated Proceeds	89.00% of Par	-
U.S. Dollar Denominated Bonds & Notes	608,546	Comparable Companies	EBITDA Multiple	10.50x	-
Total	$ 392,289,949
Invesco Senior Income Trust